UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Financial Opportunities Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 104.1% (85.3% of Total investments)		$517,348,731
(Cost $366,822,227)
Financials 104.1%		517,348,731
Banks 88.6%
1st Source Corp.	88,689	3,014,539
Access National Corp.	51,655	1,002,624
Ameris Bancorp	309,284	8,353,761
Anchor Bancorp, Inc. (I)	88,416	1,967,256
Avenue Bank (I)	300,000	3,943,969
Avidbank Holdings (I)	200,000	2,395,900
Bank of America Corp. (L)	333,959	5,971,187
Bank of Marin Bancorp	23,067	1,122,671
Bankwell Financial Group, Inc. (I)	76,657	1,370,627
Bar Harbor Bankshares	80,020	2,744,686
BB&T Corp.	363,599	14,642,132
Berkshire Hills Bancorp, Inc.	358,903	10,444,077
Bryn Mawr Bank Corp. (Z)	80,000	2,307,200
BSB Bancorp, Inc. (I)	177,195	3,710,463
Camden National Corp.	36,776	1,480,602
Chemical Financial Corp. (L)	116,773	3,847,670
Citigroup, Inc. (L)	28,193	1,648,163
City Holding Company (Z)	39,363	1,898,084
Comerica, Inc. (L)	167,706	7,954,296
Commerce Bancshares, Inc. (L)	100,195	4,718,183
ConnectOne Bancorp, Inc. (Z)	56,578	1,208,506
County Bancorp, Inc.	56,180	1,011,802
CU Bancorp (I)	91,813	2,037,330
Cullen/Frost Bankers, Inc. (L)	197,034	14,275,113
DNB Financial Corp.	78,515	2,198,420
Eagle Bancorp Montana, Inc.	5,272	58,361
Eastern Virginia Bankshares, Inc.	268,537	1,691,783
Evans Bancorp, Inc.	69,760	1,691,680
FCB Financial Holdings, Inc., Class A (I)	221,342	7,687,208
Fifth Third Bancorp	452,067	9,525,052
First Bancorp, Inc.	266,499	5,066,146
First Bancshares, Inc.	210,000	3,628,800
First Citizens BancShares, Inc., Class A (L)	15,038	3,854,841
First Community Corp.	136,228	1,701,488
First Connecticut Bancorp, Inc.	202,450	3,263,494
First Financial Bancorp	146,045	2,776,315
First Merchants Corp.	118,683	3,089,318
First Security Group, Inc. (I)	1,192,189	2,956,629
First Security Group, Inc. (TN) (I)	83,942	1,930,666
FirstMerit Corp. (L)	139,359	2,611,588
Flushing Financial Corp. (Z)	192,160	3,989,242
FNB Corp. (L)	767,513	10,584,004
Glacier Bancorp, Inc. (L)	223,556	6,281,924
Great Western Bancorp, Inc.	159,455	4,187,288
Green Bancorp, Inc. (I)	81,836	1,118,698
Hamilton State Bancshares (I)	500,000	4,010,000
Hancock Holding Company (L)	245,752	7,180,873
Heritage Commerce Corp.	387,733	4,299,959

2SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Financial Corp.	194,590	$3,444,243
Heritage Oaks Bancorp	650,719	5,179,723
Howard Bancorp, Inc. (I)	104,350	1,441,074
Independent Bank Corp. (Massachusetts)	195,961	9,476,674
Independent Bank Corp. (Michigan)	125,407	1,788,304
John Marshall Bank (I)	38,325	613,200
JPMorgan Chase & Co.	267,120	18,305,734
KeyCorp (L)	266,765	3,958,793
Live Oak Bancshares, Inc. (I)(L)(Z)	17,534	353,485
M&T Bank Corp. (L)	102,651	13,462,679
MainSource Financial Group, Inc. (Z)	106,598	2,333,430
MB Financial, Inc. (L)	183,150	6,245,415
Merchants Bancshares, Inc.	56,125	1,773,550
Monarch Financial Holdings, Inc.	162,521	2,078,644
MutualFirst Financial, Inc.	100,539	2,374,731
National Commerce Corp. (I)	50,542	1,329,255
NewBridge Bancorp	207,422	1,827,388
Northrim BanCorp, Inc.	99,739	2,522,399
Old Second Bancorp, Inc. (I)	202,363	1,317,383
Pacific Continental Corp.	183,645	2,438,806
PacWest Bancorp (L)	41,762	1,933,163
Park National Corp.	42,113	3,689,099
Park Sterling Corp.	585,931	4,242,140
Peoples Bancorp, Inc.	122,945	2,586,763
Prosperity Bancshares, Inc. (L)	55,286	3,018,063
QCR Holdings, Inc.	48,822	1,052,602
Renasant Corp.	159,629	5,132,072
Sandy Spring Bancorp, Inc. (Z)	68,417	1,870,521
Shore Bancshares, Inc. (I)	183,579	1,731,150
Southern First Bancshares, Inc. (I)	131,586	2,636,983
Southwest Bancorp, Inc.	110,118	1,930,369
Square 1 Financial, Inc., Class A (I)(Z)	48,942	1,319,966
State Bank Financial Corp.	103,998	2,105,960
Stock Yards Bancorp, Inc. (Z)	44,216	1,629,802
Suffolk Bancorp	135,334	3,900,326
Sun Bancorp, Inc. (I)(Z)	126,066	2,633,519
SunTrust Banks, Inc. (L)	278,451	12,346,517
Swedbank AB, A Shares	94,083	2,203,816
Talmer Bancorp, Inc., Class A (L)	715,497	11,662,601
The Community Financial Corp.	62,497	1,343,686
The PNC Financial Services Group, Inc.	161,686	15,874,331
TriCo Bancshares	202,536	5,020,867
Trustmark Corp. (L)	123,537	2,969,829
U.S. Bancorp (L)	323,935	14,645,101
Union Bankshares Corp.	214,144	5,285,074
United Bankshares, Inc. (L)	74,856	3,033,914
Washington Trust Bancorp, Inc.	123,905	4,927,702
Wells Fargo & Company (L)	249,874	14,460,208
WesBanco, Inc. (L)	84,811	2,817,421
WestAmerica Bancorp. (L)	25,066	1,227,733
Westbury Bancorp, Inc. (I)	88,349	1,522,253

SEE NOTES TO FUND'S INVESTMENTS3

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Western Alliance Bancorp (I)(L)	122,634	$4,148,708
Yadkin Financial Corp.	296,540	6,363,748
Zions Bancorporation (L)	265,769	8,289,335
Capital markets 6.8%
Apollo Investment Corp. (L)	88,294	605,697
Ares Capital Corp. (L)	171,449	2,758,614
Fifth Street Finance Corp.	484,167	3,026,044
Golub Capital BDC, Inc.	166,116	2,707,691
Intermediate Capital Group PLC	367,829	3,343,456
KKR & Company LP	128,055	3,060,515
State Street Corp.	42,722	3,270,796
The Blackstone Group LP	98,870	3,880,648
The Carlyle Group LP	323,995	8,621,507
TriplePoint Venture Growth BDC Corp.	200,000	2,572,000
Insurance 0.8%
Gjensidige Forsikring ASA	254,902	4,096,080
Real estate investment trusts 0.2%
Digital Realty Trust, Inc. (L)	14,500	931,915
Thrifts and mortgage finance 7.7%
Anchor Bancorp Wisconsin, Inc. (I)(Z)	160,834	5,952,466
Bank Mutual Corp.	161,841	1,176,584
Cheviot Financial Corp.	114,092	1,656,616
First Defiance Financial Corp.	125,161	4,812,440
Georgetown Bancorp, Inc.	65,000	1,157,000
HomeStreet, Inc.	208,636	4,717,260
Hudson City Bancorp, Inc.	267,248	2,755,327
Provident Financial Holdings, Inc.	97,339	1,566,185
River Valley Bancorp	52,026	1,193,997
Southern Missouri Bancorp, Inc.	112,188	2,118,109
United Community Financial Corp.	634,588	3,274,474
United Financial Bancorp, Inc. (Z)	108,463	1,463,166
WSFS Financial Corp.	221,361	6,355,274
Preferred securities 8.7% (7.1% of Total investments)		$43,214,577
(Cost $41,680,680)
Financials 8.7%		43,214,577
Banks 2.3%
Communities First Financial Corp., 5.000%	11,660	1,154,340
HomeTown Bankshares Corp., 6.000% (I)	1,050	1,201,200
OFG Bancorp, Series A, 7.125%	992	17,558
OFG Bancorp, Series C, 8.750%	1,671	1,425,313
Old Second National Bank, 9.000% (I)	2,000	2,037,663
SB Financial Group, Inc., 6.500%	250,000	2,875,000
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR +6.390%) (L)	100,716	2,794,869
Capital markets 1.7%
JMP Group LLC, 7.250%	80,000	2,057,600
JMP Group LLC, 8.000%	82,428	2,091,198
Triplepoint Venture Grow BDC Corp., 6.750% (I)	168,000	4,200,000
Real estate investment trusts 3.0%
American Homes 4 Rent, 5.500%	100,000	2,574,000

4SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

				Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Arbor Realty Trust, Inc., 7.375%				100,000	$2,461,000
FelCor Lodging Trust, Inc., Series A, 1.950%				86,950	2,202,444
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)				150,000	3,586,500
Sotherly Hotels LP, 7.000%				99,475	2,571,429
Sotherly Hotels LP, 8.000%				60,000	1,560,000
Thrifts and mortgage finance 1.7%
Banc of California, Inc., 7.500%				86,255	2,234,867
Flagstar Bancorp, Inc. (I)				5,000	6,169,596
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 7.4% (6.1% of Total investments)					$36,825,123
(Cost $36,191,001)
Financials 7.4%					36,825,123
Avenue Financial Holdings, Inc. (P)(S)	6.750		12-29-24	5,000,000	5,150,000
Cadence Financial Corp. (P)(S)	6.500		03-11-25	5,000,000	4,975,000
First Business Financial Services, Inc.	6.500		09-01-24	5,000,000	5,078,136
Popular, Inc. (L)	7.000		07-01-19	6,000,000	5,760,000
United Community Banks,Inc.	9.000		10-15-17	3,500,000	3,842,910
VantageSouth Bancshares, Inc.	7.625		08-12-23	5,000,000	4,995,427
Nationstar Mortgage LLC	6.500		07-01-21	3,000,000	2,801,250
NewStar Financial, Inc. (S)	7.250		05-01-20	4,160,000	4,222,400

				Shares	Value
Warrants 1.4% (1.2% of Total investments)					$7,086,756
(Cost $3,638,333)
Financials 1.4%					7,086,756
Banks 1.4%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)				58,796	1,294,210
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)				1,045,183	784,932
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				93,762	1,706,468
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)				179,816	2,962,401
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)				71,281	196,023
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.11) (I)				30,979	3,454
Thrifts and mortgage finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)				25,507	139,268
	Yield	* (%)	Maturity date	Par value	Value
Certificate of deposit 0.0% (0.0% of Total investments)					$77,909
(Cost $77,909)
Country Bank for Savings	1.000		08-27-16	1,975	1,975
First Bank Richmond	0.990		12-05-16	20,395	20,395
First Bank System, Inc.	0.549		04-03-17	4,960	4,960
First Federal Savings Bank of Louisiana	0.100		01-06-16	3,035	3,035
Home Banks	1.739		11-04-21	18,927	18,927
Hudson Savings	0.700		04-24-17	2,158	2,158
Machias Savings Bank	0.500		05-24-16	1,956	1,956
Midstate Federal Savings and Loan	0.500		05-27-16	1,999	1,999
Milford Federal Savings and Loan Association	0.300		10-23-15	3,929	3,931
Mount McKinley Savings Bank	0.180		12-02-16	1,700	1,700
Mt. Washington Bank	0.700		10-30-15	1,873	1,873
MutualOne Bank	0.750		09-08-15	3,951	3,951

SEE NOTES TO FUND'S INVESTMENTS5

Financial Opportunities Fund

	Yield	* (%)	Maturity date	Par value	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Newburyport Five Cent Savings Bank	0.200		10-20-16	2,093	$2,093
Newton Savings Bank	0.450		05-27-16	1,937	1,937
OBA Federal Savings and Loan	0.400		06-15-16	1,330	1,330
Plymouth Savings Bank	0.200		04-21-17	1,938	1,938
Salem Five Cents Savings Bank	0.250		12-15-15	1,726	1,726
Sunshine Federal Savings and Loan Association	0.500		05-10-17	2,025	2,025
				Par value	Value
Short-term investments 0.4% (0.3% of Total investments)					$2,096,000
(Cost $2,096,000)
Repurchase agreement 0.4%					2,096,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $2,096,000 on 8-3-15, collateralized by $2,160,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $2,141,208, including interest)				2,096,000	2,096,000
Total investments (Cost $450,506,150)† 122.0%					$606,649,096
Other assets and liabilities, net (22.0%)					($109,589,430)
Total net assets 100.0%					$497,059,666

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^ All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $94,708,896.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-15 was $120,510,775.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $450,933,419. Net unrealized appreciation aggregated $155,715,677, of which $164,179,170 related to appreciated investment securities and $8,463,493 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$440,274,870	$425,790,519	$8,543,685	$5,940,666
Capital markets	33,846,968	30,503,512	3,343,456	—
Insurance	4,096,080	—	4,096,080	—
Real estate investment trusts	931,915	931,915	—	—
Thrifts and mortgage finance	38,198,898	38,198,898	—	—
Preferred securities
Banks	11,505,943	5,687,427	3,780,853	2,037,663
Capital markets	8,348,798	8,348,798	—	—
Real estate investment trusts	14,955,373	12,383,944	2,571,429	—
Thrifts and mortgage finance	8,404,463	2,234,867	6,169,596	—
Corporate bonds
Banks	29,801,473	—	15,885,000	13,916,473
Diversified financial services	7,023,650	—	7,023,650	—
Warrants
Banks	6,947,488	2,690,877	4,256,611	—
Thrifts and mortgage finance	139,268	139,268	—	—
Certificate of deposit	77,909	—	77,909	—
Short-term investments	2,096,000	—	2,096,000	—
Total investments in securities	$606,649,096	$526,910,025	$57,844,269	$21,894,802

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

7

Investments in securities	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 10-31-14	$7,880,493	$1,060,500	$14,201,901	$23,142,894
Realized gain (loss)	—	(9,500)	—	(9,500)
Change in unrealized appreciation (depreciation)	860,512	18,663	(285,428)	593,747
Purchases	—	3,028,500	—	3,028,500
Sales	—	(1,000,000)	—	(1,000,000)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,800,339)	(1,060,500)	—	(3,860,839)
Balance as of 7-31-15	$5,940,666	$2,037,663	$13,916,473	$21,894,802
Change in unrealized at period end*	$860,512	$18,663	($285,428	$1,083,749

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below.

	Fair Value at 7-31-15			Valuation technique	Unobservable Inputs	Input/Range
Common Stocks	$4,010,000			Market Approach	Book value Book value multiple Discount for lack of marketablility	7.30 1.22x 10%
Preferred Securities	$2,037,663			Estimated liquidation value	Estimated Future Payments	$1,018.83
Corporate Bonds	$13,916,473			Market Approach	Yield spread	100 bps - 427 bps (weighted average 229 bps)
Total	$19,964,136	*	*

*Amounts exclude valuations provided by a broker, which amounted to $1,930,666.

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to valuation if input increases	Impact to valuation if input decreases
Book value multiple / market comparable companies	Increase	Decrease
Discount for lack of marketability	Decrease	Increase
Estimated Future Payments	Increase	Decrease
Yield spread	Decrease	Increase

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P9Q3	07/15
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015